Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 50,623	$ 355,673	$ 355,673	$ 82,849
Cash percentage	100.00%	100.00%	100.00%	100.00%
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 6,005	$ 327,443	$ 327,443	$ 82,675
Cash percentage	11.90%	92.10%	92.10%	99.80%
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 44,444	$ 28,056	$ 28,056
Cash percentage	87.80%	7.90%
Malta [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 174	$ 174	$ 174	$ 174
Cash percentage	0.30%	0.00%	0.00%	0.20%